Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.9%)
	Royal Gold Inc.	945,030	100,485
*	RBC Bearings Inc.	418,010	97,869
	Hexcel Corp.	1,215,156	79,155
	Balchem Corp.	463,815	57,532
*	Livent Corp.	2,585,501	47,599
	NewMarket Corp.	103,461	47,079
*	MP Materials Corp.	2,044,475	39,050
	Quaker Chemical Corp.	194,189	31,070
*	Ingevity Corp.	469,028	22,330
	Hecla Mining Co.	4,218,638	16,495
	Compass Minerals International Inc.	295,992	8,273
*	Century Aluminum Co.	731,037	5,256
			552,193
Consumer Discretionary (15.7%)
*	Deckers Outdoor Corp.	375,986	193,291
*	Liberty Media Corp.-Liberty Formula One Class C	2,844,685	177,224
*	DraftKings Inc. Class A	5,673,735	167,035
	RB Global Inc.	2,619,550	163,722
*	Floor & Decor Holdings Inc. Class A	1,454,768	131,656
*	Five Below Inc.	800,810	128,850
	Wynn Resorts Ltd.	1,393,053	128,732
	Vail Resorts Inc.	554,568	123,053
	Churchill Downs Inc.	969,390	112,488
	Gentex Corp.	3,358,302	109,279
*	SiteOne Landscape Supply Inc.	648,235	105,954
	Tempur Sealy International Inc.	2,352,888	101,974
	Pool Corp.	266,865	95,031
*	Skechers USA Inc. Class A	1,933,087	94,625
	Texas Roadhouse Inc. Class A	960,278	92,283
	Wyndham Hotels & Resorts Inc.	1,212,163	84,294
*	elf Beauty Inc.	744,275	81,744
*	Duolingo Inc. Class A	483,473	80,194
	Wingstop Inc.	431,270	77,560
*	Wayfair Inc. Class A	1,233,601	74,719
*	Crocs Inc.	842,506	74,334
*	Ollie's Bargain Outlet Holdings Inc.	889,063	68,618
*	Caesars Entertainment Inc.	1,471,215	68,191
*	Bright Horizons Family Solutions Inc.	832,649	67,828
	Hyatt Hotels Corp. Class A	627,566	66,572
	Boyd Gaming Corp.	1,079,102	65,642
	TKO Group Holdings Inc.	748,976	62,959

		Shares	Market Value ($000)
*	Fox Factory Holding Corp.	609,525	60,392
*	YETI Holdings Inc.	1,247,845	60,171
*	Planet Fitness Inc. Class A	1,216,532	59,829
*,1	Carvana Co. Class A	1,379,513	57,912
*	Etsy Inc.	884,593	57,127
*	Visteon Corp.	405,686	56,013
*	RH	211,709	55,967
[1]	Choice Hotels International Inc.	434,846	53,273
*	Grand Canyon Education Inc.	435,558	50,908
*	Skyline Champion Corp.	780,861	49,756
*	Hilton Grand Vacations Inc.	1,108,248	45,106
	Madison Square Garden Sports Corp.	250,711	44,200
	LCI Industries	346,107	40,640
	Columbia Sportswear Co.	485,276	35,959
*	Frontdoor Inc.	1,155,783	35,355
	Inter Parfums Inc.	253,013	33,990
	Papa John's International Inc.	470,956	32,129
*	Shake Shack Inc. Class A	539,343	31,320
*,1	QuantumScape Corp. Class A	4,532,369	30,321
*	ACV Auctions Inc. Class A	1,943,485	29,502
*	Dorman Products Inc.	385,042	29,171
*	LGI Homes Inc.	287,933	28,646
*	Coursera Inc.	1,507,509	28,175
*	Topgolf Callaway Brands Corp.	2,001,199	27,697
*	Gentherm Inc.	474,614	25,752
*	Sabre Corp.	5,467,333	24,548
*	Six Flags Entertainment Corp.	1,021,322	24,011
*	Sonos Inc.	1,845,187	23,821
*	SeaWorld Entertainment Inc.	506,165	23,410
*	Peloton Interactive Inc. Class A	4,633,007	23,397
*	TripAdvisor Inc.	1,350,697	22,395
	Jack in the Box Inc.	289,266	19,977
*	Liberty Media Corp.-Liberty Formula One Class A	344,850	19,498
*	Madison Square Garden Entertainment Corp. Class A	581,902	19,150
*	Dave & Buster's Entertainment Inc.	493,987	18,312
*	Boot Barn Holdings Inc.	215,741	17,516
	Allegiant Travel Co.	225,577	17,338
*,1	Dutch Bros Inc. Class A	740,776	17,223
	Steven Madden Ltd.	514,658	16,351
*,1	Luminar Technologies Inc. Class A	3,586,436	16,318
*	Cavco Industries Inc.	59,298	15,753
*	iRobot Corp.	378,515	14,346
*,1	Fisker Inc. Class A	2,233,112	14,337
*	Sweetgreen Inc. Class A	1,207,374	14,187
*	Leslie's Inc.	2,382,413	13,484
*	Integral Ad Science Holding Corp.	1,126,805	13,398
*	Stride Inc.	293,780	13,229
	Spirit Airlines Inc.	785,170	12,955
	Camping World Holdings Inc. Class A	576,782	11,772
*	Figs Inc. Class A	1,849,719	10,913
*	Life Time Group Holdings Inc.	705,336	10,728
*	Driven Brands Holdings Inc.	843,564	10,620
*	Portillo's Inc. Class A	673,827	10,370
*	Overstock.com Inc.	650,316	10,288
	Levi Strauss & Co. Class A	645,045	8,760
*	Corsair Gaming Inc.	591,478	8,594
*	Sun Country Airlines Holdings Inc.	564,055	8,371
*	Revolve Group Inc. Class A	588,166	8,005

		Shares	Market Value ($000)
*	Cars.com Inc.	454,312	7,660
*,1	Cava Group Inc.	245,009	7,505
*	Sphere Entertainment Co.	200,115	7,436
*	Mister Car Wash Inc.	1,348,777	7,432
*	Chegg Inc.	788,323	7,032
*	Sciplay Corp. Class A	305,318	6,952
*,1	Dream Finders Homes Inc. Class A	307,490	6,835
*,1	Savers Value Village Inc.	361,046	6,741
*,1	Bowlero Corp. Class A	648,377	6,237
*	Udemy Inc.	649,076	6,166
*	Vizio Holding Corp. Class A	950,714	5,143
*	Arhaus Inc. Class A	458,930	4,268
*,1	SES AI Corp.	1,768,885	4,015
*	Rush Street Interactive Inc.	845,181	3,905
*	BJ's Restaurants Inc.	161,098	3,779
*	Frontier Group Holdings Inc.	634,832	3,073
*	Angi Inc. Class A	1,030,304	2,040
*	Liberty Media Corp.-Liberty Live Class C	1	—
			4,466,757
Consumer Staples (3.5%)
	Casey's General Stores Inc.	536,587	145,694
*	Celsius Holdings Inc.	718,992	123,379
*	Darling Ingredients Inc.	2,294,514	119,774
	Lamb Weston Holdings Inc.	1,047,799	96,879
*	BellRing Brands Inc.	1,891,021	77,967
*	Boston Beer Co. Inc. Class A	131,651	51,282
*	Simply Good Foods Co.	1,360,571	46,967
	Lancaster Colony Corp.	277,176	45,742
*	Freshpet Inc.	693,367	45,679
	Coca-Cola Consolidated Inc.	66,219	42,136
	WD-40 Co.	195,125	39,657
*	Post Holdings Inc.	352,264	30,203
	Cal-Maine Foods Inc.	572,333	27,712
	J & J Snack Foods Corp.	166,501	27,248
*	National Beverage Corp.	335,762	15,788
*	Sovos Brands Inc.	655,910	14,791
	Utz Brands Inc.	933,842	12,542
*,1	Beyond Meat Inc.	879,960	8,465
*	Beauty Health Co.	1,242,618	7,481
	Tootsie Roll Industries Inc.	203,852	6,087
	Medifast Inc.	78,354	5,865
*	Olaplex Holdings Inc.	1,412,894	2,755
			994,093
Energy (7.5%)
	Targa Resources Corp.	3,218,510	275,891
	TechnipFMC plc	5,985,331	121,742
	EQT Corp.	2,958,208	120,044
	NOV Inc.	5,665,099	118,401
	Civitas Resources Inc.	1,348,859	109,082
	ChampionX Corp.	2,828,174	100,740
*	Weatherford International plc	1,036,905	93,664
	Matador Resources Co.	1,542,778	91,764
*	Transocean Ltd.	9,926,569	81,497
	Texas Pacific Land Corp.	44,182	80,569
	Noble Corp. plc	1,577,741	79,913
*	Denbury Inc.	695,712	68,187
*,1	Plug Power Inc.	8,658,961	65,808

		Shares	Market Value ($000)
	Magnolia Oil & Gas Corp. Class A	2,568,308	58,840
	Cactus Inc. Class A	929,524	46,671
*	Array Technologies Inc.	2,064,693	45,816
*	Shoals Technologies Group Inc. Class A	2,444,840	44,618
	New Fortress Energy Inc.	1,327,236	43,507
	Alpha Metallurgical Resources Inc.	167,379	43,473
	Liberty Energy Inc. Class A	2,206,286	40,860
*	Oceaneering International Inc.	1,449,901	37,291
*	Callon Petroleum Co.	882,529	34,525
	SM Energy Co.	853,645	33,847
[1]	Sitio Royalties Corp. Class A	1,174,930	28,445
	Helmerich & Payne Inc.	643,692	27,138
*	NEXTracker Inc. Class A	668,829	26,860
*	Tidewater Inc.	340,861	24,225
	Northern Oil & Gas Inc.	568,656	22,877
*,1	ChargePoint Holdings Inc.	4,574,487	22,735
*	Ameresco Inc. Class A	467,424	18,024
	Comstock Resources Inc.	1,402,308	15,468
*	Dril-Quip Inc.	491,672	13,850
*,1	Fluence Energy Inc. Class A	596,727	13,719
	RPC Inc.	1,401,084	12,526
*	Helix Energy Solutions Group Inc.	1,030,656	11,512
*,1	Stem Inc.	2,129,384	9,029
[1]	Kinetik Holdings Inc. Class A	261,742	8,834
*,1	FuelCell Energy Inc.	6,475,876	8,289
	Core Laboratories Inc.	335,794	8,062
*,1	SunPower Corp.	1,260,189	7,775
[1]	HighPeak Energy Inc.	368,856	6,226
[1]	Atlas Energy Solutions Inc. Class A	250,668	5,572
*,1	EVgo Inc. Class A	1,413,052	4,776
*,1	Tellurian Inc.	3,940,140	4,571
	Enviva Inc.	428,247	3,199
*	OPAL Fuels Inc. Class A	258,080	2,116
			2,142,578
Financials (4.4%)
	Kinsale Capital Group Inc.	316,563	131,098
	Erie Indemnity Co. Class A	365,474	107,373
*	SoFi Technologies Inc.	11,618,487	92,832
*	Robinhood Markets Inc. Class A	9,025,279	88,538
	Morningstar Inc.	368,182	86,243
	Blue Owl Capital Inc. Class A	6,539,503	84,752
	Houlihan Lokey Inc. Class A	739,799	79,247
*	Ryan Specialty Holdings Inc. Class A	1,424,015	68,922
	MarketAxess Holdings Inc.	270,941	57,884
	Hamilton Lane Inc. Class A	471,887	42,677
*,1	Credit Acceptance Corp.	92,232	42,438
	Pinnacle Financial Partners Inc.	524,543	35,165
*,1	Upstart Holdings Inc.	1,025,820	29,277
	PJT Partners Inc. Class A	313,256	24,885
*	Clearwater Analytics Holdings Inc. Class A	1,266,102	24,486
*,1	Riot Platforms Inc.	2,528,423	23,590
	Cohen & Steers Inc.	353,408	22,155
*	Goosehead Insurance Inc. Class A	292,247	21,781
*	BRP Group Inc. Class A	917,359	21,310
*,1	Marathon Digital Holdings Inc.	2,381,714	20,245
	ServisFirst Bancshares Inc.	352,326	18,381
*,1	Trupanion Inc.	535,680	15,106
	Safehold Inc.	766,789	13,649

		Shares	Market Value ($000)
	StepStone Group Inc. Class A	384,195	12,133
*	Oscar Health Inc. Class A	2,149,723	11,974
*	Triumph Financial Inc.	159,062	10,306
*	Open Lending Corp.	1,389,183	10,169
	TFS Financial Corp.	806,430	9,532
*	Palomar Holdings Inc.	169,075	8,581
*,1	Lemonade Inc.	701,856	8,156
	P10 Inc. Class A	630,625	7,347
	Live Oak Bancshares Inc.	239,349	6,929
*	AssetMark Financial Holdings Inc.	160,061	4,014
*	Hagerty Inc. Class A	303,859	2,482
*,1	Net Power Inc.	96,864	1,463
			1,245,120
Health Care (17.2%)
*	Exact Sciences Corp.	2,599,140	177,313
*	Neurocrine Biosciences Inc.	1,404,861	158,047
	Bio-Techne Corp.	2,275,542	154,896
*	Sarepta Therapeutics Inc.	1,274,851	154,537
*	Penumbra Inc.	525,321	127,080
*	Repligen Corp.	762,027	121,170
	Chemed Corp.	216,903	112,724
*	Shockwave Medical Inc.	528,710	105,266
*	Exelixis Inc.	4,580,331	100,080
*	HealthEquity Inc.	1,229,628	89,824
*	Ionis Pharmaceuticals Inc.	1,958,809	88,852
	Bruker Corp.	1,373,222	85,552
*	Globus Medical Inc. Class A	1,688,272	83,823
*	Inspire Medical Systems Inc.	422,038	83,749
*	Option Care Health Inc.	2,587,759	83,714
*	Medpace Holdings Inc.	329,763	79,846
*	agilon health Inc.	4,375,121	77,702
*	Halozyme Therapeutics Inc.	1,897,844	72,498
*	Charles River Laboratories International Inc.	368,796	72,277
	Ensign Group Inc.	768,110	71,380
*	Natera Inc.	1,566,268	69,307
*	Lantheus Holdings Inc.	984,476	68,401
*	Alkermes plc	2,396,155	67,116
*	Haemonetics Corp.	729,566	65,355
*	Intra-Cellular Therapies Inc.	1,244,175	64,809
*	Masimo Corp.	721,874	63,294
*	Vaxcyte Inc.	1,215,102	61,946
*	Merit Medical Systems Inc.	829,174	57,230
*	ImmunoGen Inc.	3,580,869	56,828
*	10X Genomics Inc. Class A	1,338,282	55,204
*	Apellis Pharmaceuticals Inc.	1,439,742	54,768
*	Insmed Inc.	2,118,038	53,480
*	QuidelOrtho Corp.	720,655	52,637
*	Neogen Corp.	2,800,757	51,926
*	Amicus Therapeutics Inc.	4,130,557	50,228
*	Glaukos Corp.	664,900	50,034
*	Guardant Health Inc.	1,608,507	47,676
	CONMED Corp.	442,239	44,600
*	Blueprint Medicines Corp.	872,736	43,829
*	Inari Medical Inc.	660,079	43,169
*	Evolent Health Inc. Class A	1,547,816	42,147
*	Teladoc Health Inc.	2,254,586	41,913
*	R1 RCM Inc.	2,712,338	40,875
*	Axonics Inc.	725,952	40,740

		Shares	Market Value ($000)
*	Cytokinetics Inc.	1,377,420	40,579
*	Progyny Inc.	1,166,672	39,690
*	iRhythm Technologies Inc.	417,910	39,392
*	Arrowhead Pharmaceuticals Inc.	1,465,009	39,365
*	ICU Medical Inc.	329,870	39,258
*	REVOLUTION Medicines Inc.	1,413,490	39,125
*	Mirati Therapeutics Inc.	880,562	38,357
*	Intellia Therapeutics Inc.	1,209,404	38,241
*,1	Ginkgo Bioworks Holdings Inc. Class A	20,729,361	37,520
*	ACADIA Pharmaceuticals Inc.	1,766,600	36,816
*	Ultragenyx Pharmaceutical Inc.	977,014	34,831
*	Doximity Inc. Class A	1,623,097	34,442
*	Privia Health Group Inc.	1,435,219	33,010
*	Corcept Therapeutics Inc.	1,180,221	32,155
*	Denali Therapeutics Inc.	1,482,745	30,589
*	Omnicell Inc.	650,441	29,296
*	Surgery Partners Inc.	1,000,960	29,278
*	AtriCure Inc.	647,142	28,345
*	STAAR Surgical Co.	697,750	28,036
*	CorVel Corp.	135,418	26,630
*	Certara Inc.	1,724,116	25,069
*	Beam Therapeutics Inc.	1,025,448	24,662
*	PTC Therapeutics Inc.	1,083,917	24,291
*	Veracyte Inc.	1,046,629	23,371
*	NeoGenomics Inc.	1,835,052	22,571
*	Novocure Ltd.	1,353,825	21,864
*	Sotera Health Co.	1,423,011	21,317
*,1	PROCEPT BioRobotics Corp.	607,765	19,941
*	Cerevel Therapeutics Holdings Inc.	906,218	19,783
*	Pacira BioSciences Inc.	634,370	19,462
*	Tandem Diabetes Care Inc.	936,239	19,446
*	Apollo Medical Holdings Inc.	621,100	19,161
*	Axsome Therapeutics Inc.	271,477	18,974
*	Ironwood Pharmaceuticals Inc. Class A	1,907,736	18,372
*,1	Recursion Pharmaceuticals Inc. Class A	2,348,070	17,963
*	Xencor Inc.	871,950	17,570
*,1	SpringWorks Therapeutics Inc.	720,107	16,649
*	TG Therapeutics Inc.	1,954,821	16,342
*	Twist Bioscience Corp.	784,437	15,893
*	Warby Parker Inc. Class A	1,190,984	15,673
*	Harmony Biosciences Holdings Inc.	474,749	15,558
*	Zentalis Pharmaceuticals Inc.	761,822	15,282
*	Maravai LifeSciences Holdings Inc. Class A	1,518,305	15,183
*	Sage Therapeutics Inc.	732,262	15,070
*	Amylyx Pharmaceuticals Inc.	775,457	14,199
*	Relay Therapeutics Inc.	1,669,170	14,038
*	Vir Biotechnology Inc.	1,448,510	13,573
*	Arvinas Inc.	654,042	12,845
*	Hims & Hers Health Inc.	2,040,814	12,837
*	EQRx Inc.	5,258,939	11,675
*	Supernus Pharmaceuticals Inc.	373,057	10,285
*	Adaptive Biotechnologies Corp.	1,872,797	10,207
*	Agios Pharmaceuticals Inc.	400,891	9,922
*	AdaptHealth Corp. Class A	1,076,952	9,800
*,1	BioCryst Pharmaceuticals Inc.	1,362,909	9,649
*	Nevro Corp.	493,661	9,488
*	Alignment Healthcare Inc.	1,355,267	9,406
*	REGENXBIO Inc.	569,135	9,368

		Shares	Market Value ($000)
*,1	Novavax Inc.	1,290,227	9,341
*	Editas Medicine Inc.	1,174,347	9,160
*	Verve Therapeutics Inc.	687,500	9,116
*	Rocket Pharmaceuticals Inc.	434,411	8,901
*	Kymera Therapeutics Inc.	597,856	8,310
*	Treace Medical Concepts Inc.	619,788	8,125
*	Cytek Biosciences Inc.	1,471,240	8,121
*	Silk Road Medical Inc.	530,734	7,956
*	Health Catalyst Inc.	778,702	7,880
*	Outset Medical Inc.	716,318	7,794
	HealthStream Inc.	353,441	7,627
*	LifeStance Health Group Inc.	1,087,684	7,472
*	Phreesia Inc.	366,773	6,851
*	Arcus Biosciences Inc.	348,334	6,253
*	GoodRx Holdings Inc. Class A	1,089,253	6,132
*,1	Prime Medicine Inc.	629,862	6,009
*,1	Sana Biotechnology Inc.	1,416,615	5,482
*	Clover Health Investments Corp. Class A	4,854,958	5,243
*	Accolade Inc.	489,656	5,181
*	ACELYRIN Inc.	489,423	4,977
*,1	Theravance Biopharma Inc.	531,776	4,589
*	Allogene Therapeutics Inc.	1,446,691	4,586
*	AnaptysBio Inc.	248,185	4,457
*	OPKO Health Inc.	2,780,503	4,449
*,1	Lyell Immunopharma Inc.	2,527,843	3,716
*,1	ImmunityBio Inc.	1,968,972	3,328
*	Agiliti Inc.	485,765	3,153
*	Alector Inc.	452,359	2,931
*	CareDx Inc.	370,141	2,591
*	American Well Corp. Class A	1,631,144	1,908
*	Innovage Holding Corp.	290,891	1,742
*	Fate Therapeutics Inc.	602,668	1,278
*,1	Butterfly Network Inc.	972,574	1,148
*,1	ProKidney Corp. Class A	243,667	1,116
*	Erasca Inc.	543,294	1,070
*	FibroGen Inc.	671,049	579
*,1	P3 Health Partners Inc.	371,612	546
*	Cano Health Inc.	1,643,299	417
*,1	Neumora Therapeutics Inc.	3,598	51
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
			4,889,142
Industrials (19.0%)
*	Axon Enterprise Inc.	1,021,756	203,319
	Graco Inc.	2,431,152	177,182
	Lennox International Inc.	459,832	172,180
	Watsco Inc.	442,487	167,136
	Nordson Corp.	738,203	164,745
*	Saia Inc.	381,753	152,186
*	Fair Isaac Corp.	169,918	147,579
	Toro Co.	1,494,822	124,220
	Advanced Drainage Systems Inc.	1,075,499	122,424
	A O Smith Corp.	1,792,407	118,532
*	WEX Inc.	617,961	116,232
*	TopBuild Corp.	456,879	114,951
*	WillScot Mobile Mini Holdings Corp.	2,696,638	112,153
*	Paylocity Holding Corp.	603,385	109,635
	Curtiss-Wright Corp.	551,077	107,807

		Shares	Market Value ($000)
	Cognex Corp.	2,478,698	105,196
*	Chart Industries Inc.	614,865	103,986
*	GXO Logistics Inc.	1,711,091	100,356
	BWX Technologies Inc.	1,315,866	98,664
*	Generac Holdings Inc.	895,453	97,569
*	Trex Co. Inc.	1,561,852	96,257
	Genpact Ltd.	2,608,502	94,428
	Simpson Manufacturing Co. Inc.	613,913	91,970
	Landstar System Inc.	517,148	91,504
	Littelfuse Inc.	358,099	88,565
	Eagle Materials Inc.	509,741	84,882
	Jack Henry & Associates Inc.	524,642	79,294
*	ATI Inc.	1,849,878	76,122
	Lincoln Electric Holdings Inc.	412,841	75,050
	Maximus Inc.	874,450	65,304
*	ExlService Holdings Inc.	2,264,939	63,509
	Exponent Inc.	731,530	62,619
*,1	Affirm Holdings Inc. Class A	2,900,977	61,704
*	AZEK Co. Inc. Class A	2,041,311	60,709
	Badger Meter Inc.	421,776	60,681
	AAON Inc.	997,948	56,753
*	Euronet Worldwide Inc.	678,709	53,876
	Woodward Inc.	431,852	53,662
	Federal Signal Corp.	877,359	52,405
*	Flywire Corp.	1,611,540	51,392
	Insperity Inc.	521,285	50,877
	Franklin Electric Co. Inc.	565,679	50,476
*,1	TriNet Group Inc.	424,905	49,493
	John Bean Technologies Corp.	458,023	48,157
*	AMN Healthcare Services Inc.	546,527	46,553
	Armstrong World Industries Inc.	643,350	46,321
	Herc Holdings Inc.	386,628	45,986
*	Middleby Corp.	357,564	45,768
*	Shift4 Payments Inc. Class A	812,373	44,981
	Comfort Systems USA Inc.	257,299	43,846
	Installed Building Products Inc.	347,419	43,389
*	Verra Mobility Corp. Class A	2,318,754	43,361
	FTAI Aviation Ltd.	1,218,719	43,325
*	Core & Main Inc. Class A	1,492,728	43,065
*	Remitly Global Inc.	1,694,439	42,734
*	AeroVironment Inc.	378,240	42,185
*	Marqeta Inc. Class A	6,847,019	40,945
*	Itron Inc.	654,012	39,620
*,1	Bloom Energy Corp. Class A	2,862,128	37,952
*	ACI Worldwide Inc.	1,562,326	35,246
*	MasTec Inc.	453,804	32,660
*	Masonite International Corp.	316,544	29,508
*	Mercury Systems Inc.	795,286	29,497
	Mueller Water Products Inc. Class A	2,251,152	28,545
*	Kratos Defense & Security Solutions Inc.	1,842,318	27,672
	Helios Technologies Inc.	475,234	26,366
*	Hayward Holdings Inc.	1,839,689	25,940
	Forward Air Corp.	369,665	25,411
*,1	Enovix Corp.	1,842,885	23,128
*	Payoneer Global Inc.	3,616,375	22,132
	Tennant Co.	267,328	19,822
*	Vicor Corp.	327,431	19,282
*	Legalzoom.com Inc.	1,749,371	19,138

		Shares	Market Value ($000)
	Lindsay Corp.	158,370	18,637
*	Dycom Industries Inc.	200,447	17,840
*	Cimpress plc	227,560	15,931
*	Gibraltar Industries Inc.	218,840	14,774
*	Janus International Group Inc.	1,267,359	13,561
*	Leonardo DRS Inc.	753,854	12,589
	Enerpac Tool Group Corp. Class A	403,517	10,665
*,1	PureCycle Technologies Inc.	1,887,408	10,588
*,1	Nikola Corp.	5,543,353	8,703
*,1	Virgin Galactic Holdings Inc.	4,489,233	8,081
*	Sterling Check Corp.	485,020	6,121
*,1	Symbotic Inc. Class A	174,494	5,833
	Gorman-Rupp Co.	160,108	5,268
*	ZipRecruiter Inc. Class A	422,790	5,069
*,1	Desktop Metal Inc. Class A	3,253,554	4,750
*	CryoPort Inc.	335,829	4,604
*	Paymentus Holdings Inc. Class A	232,099	3,853
*	TaskUS Inc. Class A	313,727	3,257
*	Microvast Holdings Inc.	554,975	1,049
*,2	GCI Liberty Inc.	14,907	—
			5,421,292
Real Estate (5.3%)
	Equity LifeStyle Properties Inc.	2,411,867	153,660
	American Homes 4 Rent Class A	4,419,005	148,876
	Rexford Industrial Realty Inc.	2,729,619	134,707
	CubeSmart	3,234,216	123,321
	Americold Realty Trust Inc.	3,888,025	118,235
	Healthcare Realty Trust Inc. Class A	5,479,145	83,666
	Host Hotels & Resorts Inc.	5,118,782	82,259
	Terreno Realty Corp.	1,207,192	68,568
	Spirit Realty Capital Inc.	2,033,246	68,175
	Ryman Hospitality Properties Inc.	815,799	67,940
	Kite Realty Group Trust	3,156,021	67,602
	Lamar Advertising Co. Class A	629,699	52,561
	Essential Properties Realty Trust Inc.	2,244,385	48,546
	Independence Realty Trust Inc.	3,232,767	45,485
	National Storage Affiliates Trust	1,155,419	36,673
	Innovative Industrial Properties Inc.	403,399	30,521
	St. Joe Co.	545,851	29,656
	Phillips Edison & Co. Inc.	844,497	28,324
	Kilroy Realty Corp.	842,886	26,644
	RLJ Lodging Trust	2,152,271	21,071
*	Opendoor Technologies Inc.	7,586,804	20,029
[1]	eXp World Holdings Inc.	1,104,845	17,943
	Paramount Group Inc.	2,657,223	12,276
*	Redfin Corp.	1,557,716	10,966
	Universal Health Realty Income Trust	178,945	7,235
	Marcus & Millichap Inc.	165,999	4,870
	Alexander's Inc.	16,522	3,011
			1,512,820
Technology (22.2%)
*	PTC Inc.	1,702,710	241,240
	Entegris Inc.	2,159,533	202,802
	Vertiv Holdings Co. Class A	4,927,022	183,285
*	Super Micro Computer Inc.	641,758	175,983
*	Manhattan Associates Inc.	887,218	175,367
*	Lattice Semiconductor Corp.	1,983,002	170,399

		Shares	Market Value ($000)
*	Dynatrace Inc.	3,375,510	157,738
*	Pure Storage Inc. Class A	4,203,106	149,715
*	Ceridian HCM Holding Inc.	2,126,790	144,303
*	Nutanix Inc. Class A	3,391,766	118,305
	National Instruments Corp.	1,910,465	113,902
*	AppLovin Corp. Class A	2,785,782	111,320
*	Guidewire Software Inc.	1,171,723	105,455
	Universal Display Corp.	647,094	101,587
*	Dropbox Inc. Class A	3,647,138	99,312
*	Onto Innovation Inc.	705,888	90,015
*	SPS Commerce Inc.	527,292	89,961
*	UiPath Inc. Class A	5,165,157	88,376
*	Elastic NV	1,080,899	87,812
*	Rambus Inc.	1,569,783	87,578
*	Fabrinet	520,659	86,752
*	Aspen Technology Inc.	416,810	85,138
*	Procore Technologies Inc.	1,229,032	80,280
*	Axcelis Technologies Inc.	472,135	76,982
*	Confluent Inc. Class A	2,591,341	76,730
*	Qualys Inc.	501,763	76,544
*	Tenable Holdings Inc.	1,663,659	74,532
*	Novanta Inc.	515,155	73,894
*	Smartsheet Inc. Class A	1,826,071	73,883
*	Coherent Corp.	2,163,642	70,621
*	New Relic Inc.	808,249	69,202
*	Workiva Inc. Class A	680,885	69,001
	Dolby Laboratories Inc. Class A	856,807	67,910
*	Five9 Inc.	1,038,888	66,800
*	Wolfspeed Inc.	1,701,901	64,842
	Power Integrations Inc.	825,706	63,010
*	MACOM Technology Solutions Holdings Inc.	765,946	62,486
	Advanced Energy Industries Inc.	541,664	55,856
*	SentinelOne Inc. Class A	3,259,574	54,956
*	Gitlab Inc. Class A	1,178,839	53,307
*	Toast Inc. Class A	2,807,460	52,584
*	Freshworks Inc. Class A	2,618,998	52,170
*	Samsara Inc. Class A	2,057,313	51,865
*	Silicon Laboratories Inc.	435,498	50,470
*	Diodes Inc.	627,858	49,500
*	Appfolio Inc. Class A	270,941	49,482
*	Altair Engineering Inc. Class A	777,935	48,668
*,1	MicroStrategy Inc. Class A	148,221	48,658
*	Box Inc. Class A	1,979,424	47,922
*	DoubleVerify Holdings Inc.	1,685,871	47,120
*	Varonis Systems Inc. Class B	1,498,612	45,768
*	BlackLine Inc.	789,576	43,798
*	CommVault Systems Inc.	631,218	42,677
*	ZoomInfo Technologies Inc. Class A	2,598,249	42,611
*	Alarm.com Holdings Inc.	682,086	41,703
*	IPG Photonics Corp.	408,868	41,516
*	Yelp Inc. Class A	939,086	39,057
*	FormFactor Inc.	1,117,200	39,035
*	Rapid7 Inc.	833,242	38,146
*,1	C3.ai Inc. Class A	1,482,007	37,821
*	Rogers Corp.	267,813	35,209
*,1	IonQ Inc.	2,331,712	34,696
*	RingCentral Inc. Class A	1,158,450	34,325
*	Sprout Social Inc. Class A	662,084	33,025

		Shares	Market Value ($000)
*	Alteryx Inc. Class A	863,284	32,537
*	Braze Inc. Class A	688,884	32,191
*	Fastly Inc. Class A	1,672,862	32,069
*	Envestnet Inc.	706,114	31,090
*	Allegro MicroSystems Inc.	968,688	30,940
*	nCino Inc.	968,982	30,814
*	HashiCorp Inc. Class A	1,300,267	29,685
*	Perficient Inc.	500,868	28,980
*	Ambarella Inc.	541,257	28,703
*	JFrog Ltd.	1,119,873	28,400
*	SiTime Corp.	239,647	27,380
*	Appian Corp. Class A	598,768	27,310
*	Blackbaud Inc.	387,403	27,242
*	PagerDuty Inc.	1,193,890	26,851
*	LiveRamp Holdings Inc.	904,665	26,090
	Pegasystems Inc.	598,841	25,996
*	Q2 Holdings Inc.	798,826	25,778
*	Schrodinger Inc.	902,295	25,508
*	Credo Technology Group Holding Ltd.	1,618,338	24,680
*	Semtech Corp.	920,109	23,693
*	Cargurus Inc. Class A	1,332,503	23,345
*	MaxLinear Inc. Class A	1,048,981	23,340
	Clear Secure Inc. Class A	1,216,170	23,156
*	Squarespace Inc. Class A	753,205	21,820
*	Veeco Instruments Inc.	770,055	21,646
*	Asana Inc. Class A	1,133,852	20,761
*	PROS Holdings Inc.	598,230	20,711
*	Bumble Inc. Class A	1,374,760	20,511
*	Paycor HCM Inc.	888,918	20,294
*	DigitalOcean Holdings Inc.	830,836	19,965
*	Upwork Inc.	1,746,458	19,840
*	Sprinklr Inc. Class A	1,344,540	18,608
*	Jamf Holding Corp.	992,366	17,525
*	Impinj Inc.	309,125	17,011
*	Zeta Global Holdings Corp. Class A	1,968,589	16,438
*	Zuora Inc. Class A	1,857,781	15,308
*	Vertex Inc. Class A	635,855	14,688
*	Magnite Inc.	1,871,860	14,114
	Shutterstock Inc.	363,305	13,824
*	AvePoint Inc.	2,000,523	13,443
*	Everbridge Inc.	586,427	13,148
*	Intapp Inc.	338,489	11,346
*	Eventbrite Inc. Class A	1,128,140	11,123
*	Amplitude Inc. Class A	948,483	10,974
*	EngageSmart Inc.	602,007	10,830
*,1	Xometry Inc. Class A	586,429	9,958
*	Alkami Technology Inc.	542,294	9,881
*	BigCommerce Holdings Inc.	917,922	9,060
*	Yext Inc.	1,427,529	9,036
*	Olo Inc. Class A	1,481,187	8,976
*	3D Systems Corp.	1,824,227	8,957
*	Digital Turbine Inc.	1,373,898	8,312
*	PubMatic Inc. Class A	613,662	7,425
*	Vimeo Inc.	2,038,707	7,217
*	Planet Labs PBC	2,750,050	7,150
*	nLight Inc.	635,650	6,611
*	Consensus Cloud Solutions Inc.	254,396	6,406
*	CEVA Inc.	322,986	6,263

		Shares	Market Value ($000)
*	SmartRent Inc. Class A	2,304,564	6,015
*	N-able Inc.	459,599	5,929
*	Definitive Healthcare Corp. Class A	652,243	5,211
*,1	Klaviyo Inc. Class A	138,064	4,763
*	NerdWallet Inc. Class A	527,717	4,691
*,1	Getty Images Holdings Inc.	713,830	4,633
*	SEMrush Holdings Inc. Class A	514,025	4,369
*	Matterport Inc.	1,842,129	3,997
*	MeridianLink Inc.	234,281	3,997
*	Enfusion Inc. Class A	424,146	3,805
*	Nextdoor Holdings Inc.	2,038,231	3,710
*	Thoughtworks Holding Inc.	685,900	2,798
*	EverCommerce Inc.	271,570	2,724
*,1	Rumble Inc.	444,987	2,269
*	MediaAlpha Inc. Class A	269,730	2,228
*	SecureWorks Corp. Class A	98,849	614
*,1	Maplebear Inc.	1,817	54
			6,311,772
Telecommunications (1.8%)
*	Ciena Corp.	2,150,754	101,645
	Iridium Communications Inc.	1,619,137	73,655
*	Roku Inc. Class A	892,608	63,009
*	Lumentum Holdings Inc.	911,600	41,186
	Cable One Inc.	64,705	39,835
	Cogent Communications Holdings Inc.	632,941	39,179
*	Calix Inc.	810,992	37,176
*	Extreme Networks Inc.	888,350	21,507
	InterDigital Inc.	189,962	15,243
*	Viasat Inc.	803,193	14,827
	Shenandoah Telecommunications Co.	686,882	14,157
*	Globalstar Inc.	10,358,262	13,569
*,1	Infinera Corp.	2,774,927	11,599
	ADTRAN Holdings Inc.	962,137	7,918
*	Gogo Inc.	462,866	5,522
*	fuboTV Inc.	1,999,376	5,338
	ATN International Inc.	157,104	4,958
*	WideOpenWest Inc.	361,188	2,763
			513,086
Utilities (1.4%)
*	Clean Harbors Inc.	701,138	117,343
	Vistra Corp.	2,644,041	87,729
*	Casella Waste Systems Inc. Class A	819,644	62,539
	Ormat Technologies Inc.	736,903	51,524
*	Sunrun Inc.	2,968,263	37,282
	California Water Service Group	415,055	19,636
*,1	Sunnova Energy International Inc.	1,495,060	15,653
			391,706
Total Common Stocks (Cost $26,029,463)			28,440,559

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[3,4]	Vanguard Market Liquidity Fund (Cost $580,730)	5.391%	5,809,604	580,902
Total Investments (101.9%) (Cost $26,610,193)				29,021,461
Other Assets and Liabilities—Net (-1.9%)				(548,254)
Net Assets (100%)				28,473,207
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $517,074,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $558,825,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Elastic NV	8/30/24	BANA	2,475	(5.331)	764	—
Fisker Inc. Class A	1/31/24	GSI	5,584	(5.331)	—	(457)
Middleby Corp.	8/30/24	BANA	4,077	(5.331)	—	(509)
Novocure Ltd.	8/30/24	BANA	3,971	(5.331)	—	(1,080)
Watsco Inc.	8/30/24	BANA	7,060	(5.328)	472	—
Watsco Inc.	8/30/24	BANA	6,990	(5.327)	546	—
Wolfspeed Inc.	8/30/24	BANA	4,782	(5.331)	—	(992)
					1,782	(3,038)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at September 30, 2023.
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	28,440,559	—	—	28,440,559
Temporary Cash Investments	580,902	—	—	580,902
Total	29,021,461	—	—	29,021,461

Derivative Financial Instruments
Assets
Swap Contracts	—	1,782	—	1,782
Liabilities
Swap Contracts	—	3,038	—	3,038